The Gabelli Dividend Growth Fund, Class AAA Shares | The Gabelli Dividend Growth Fund
SUMMARY OF THE FUND
Investment Objectives
The Fund’s primary objective is to seek to provide long-term growth of capital.
Current income is a secondary objective of the Fund.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	The Gabelli Dividend Growth Fund Class AAA Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		The Gabelli Dividend Growth Fund Class AAA Shares
Management Fees		1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses		0.75%
Repayment of Fund's Waived/Reimbursed Expenses	[1]	0.05%
All Remaining Other Expenses		0.70%
Total Annual Fund Operating Expenses	[1]	2.00%
[1]	Gabelli Funds, LLC (the "Adviser") has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, acquired fund fees and expenses and extraordinary expenses) at an annual rate of 2.00% for Class AAA Shares. Under this same arrangement, the Fund has also agreed, during the two-year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent such adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 2.00% for Class AAA Shares after giving effect to the repayment. For the fiscal year ended December 31, 2011, the Adviser recouped fees pursuant to this arrangement. This arrangement is in effect at least through May 1, 2013 and may not be terminated by the Adviser before such time.

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Gabelli Dividend Growth Fund Class AAA Shares	203	627	1,078	2,327

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in dividend-paying stocks. Dividend-paying stocks include, for example, common stocks, preferred stocks, and convertible securities. In addition to seeking out stocks that pay a dividend, the Fund will focus on stocks that the portfolio manager believes are well positioned to increase their dividend over the long term. In selecting investments, the portfolio manager will consider, among other things, the market price of the issuer’s securities, earnings expectations, dividend-paying and other earnings and price histories, balance sheet characteristics, and perceived management skills. The portfolio manager will also consider changes in economic and political outlooks as well as individual corporate developments. For additional information about selection of investments suitable for the Fund, see page 6 of the Prospectus.

In general, the portfolio manager seeks to take advantage of investors’ tendency to overemphasize near-term events by investing in companies which are temporarily undervalued and which may return to a significantly higher valuation. The portfolio manager will sell any Fund investments which lose their perceived value relative to other investments in the judgment of the portfolio manager.

The Fund’s assets will be invested primarily in a broad range of readily marketable equity securities consisting primarily of common stocks. Many of the common stocks the Fund will buy will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The Fund’s secondary objective is to achieve current income by investing in dividend-paying common stocks.

The Fund may invest up to 40% of its total assets in equity securities of non-U.S. issuers.

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek growth of capital
  you seek income

Principal Risks

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Holders of common stocks only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund is also subject to the risk that market values may never be realized in the market, or that the price of its portfolio securities will decline, or that value stocks as a category lose favor with investors compared with growth stocks or because the Adviser was incorrect in its judgment of which stocks or which industries would benefit from changing market or economic conditions. In addition, the portfolio manager’s value strategy may produce returns that are more volatile than other mutual funds that invest in similar securities. Foreign securities are subject to currency, information, and political risks.

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell shares of the Fund, they could be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

  Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances.
  Fund and Management Risk. The Fund’s performance may be different from that of funds that invest in other types of securities. In addition, the portfolio manager’s strategy may produce returns that are different from other mutual funds that invest in similar securities.
  Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund (based on the Fund’s prior investment strategy in effect through calendar year 2011) by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
THE GABELLI DIVIDEND GROWTH FUND (Total Returns for the Years Ended December 31)

During the years shown in the bar chart, the highest return for a quarter was 24.3% (quarter ended June 30, 2003) and the lowest return for a quarter was (25.2)% (quarter ended June 30, 2002).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns The Gabelli Dividend Growth Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]		Past One Year		Past Five Years		Past Ten Years
Return Before Taxes Class AAA Shares	The Gabelli Dividend Growth Fund Class AAA Shares	Return Before Taxes			(0.50%)		(0.55%)		3.04%
Return After Taxes on Distributions Class AAA Shares	The Gabelli Dividend Growth Fund Class AAA Shares	Return After Taxes on Distributions			(0.55%)		(0.69%)		2.96%
Return After Taxes on Distributions and Sale of Fund Shares Class AAA Shares	The Gabelli Dividend Growth Fund Class AAA Shares	Return After Taxes on Distributions and Sale of Fund Shares			(0.27%)		(0.47%)		2.63%
Standard & Poor's ("S&P") 500 Index		Standard & Poor’s (“S&P”) 500 Index	(reflects no deduction for fees, expenses, or taxes)		2.11%		(0.25%)		2.92%
The Lipper Large Cap Value Fund Average		The Lipper Large Cap Value Fund Average	(reflects no deduction for fees, expenses, or taxes)	[1]	(2.17%)	[1]	(2.26%)	[1]	2.59%	[1]
[1]	This Index was an applicable benchmark under the Fund's prior investment strategy in effect through calendar year 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).